Risk management	12 Months Ended
Dec. 31, 2022
Risk management
Risk management

30.Risk management

30.1Exchange rate risk

The Ecopetrol Business Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk.

As of December 31, 2022, the Colombian peso depreciated 20.82%, going from a closing rate as of December 31, 2021, of COP$3,981.16 to COP$4,810.20 pesos per dollar.

When the Colombian peso depreciates, export earnings, when converted to pesos, increase, and imports and external debt service become more expensive.

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2022	2021
Cash and cash equivalents	615	388
Other financial assets	955	408
Trade receivables and payables, net	(392)	423
Loans and borrowings	(16,113)	(15,514)
Other assets and liabilities, net	202	702
Net liability position	(14,733)	(13,593)

Of the total net position, USD$(14,566) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(14,512) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net liabilities for USD$54 million affects the statement of profit and loss. Likewise, USD$(167) million of the net position correspond to monetary assets and liabilities of Business Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

30.2	Sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2022:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	10,618	698,068
5%	53,092	3,490,342

30.3Cash flow hedge for future exports

To express in the consolidated financial statements, the effect of the existing natural hedge between exports and indebtedness, understanding that the exchange rate risk materializes when exports are made, on September 30, 2015, the Board of Directors designated the sum of USD$5,440 million of Ecopetrol’s debt as a hedging instrument for its future revenues from crude oil exports, for the period 2015 – 2023. As of December 31, 2022, the current balance of this hedging corresponds to USD$1,300 million.

During the years 2022 and 2021, USD$4,272 million were designated as a hedging instrument for future income from the export of crude oil, for the period 2022-2030; in accordance with IFRS 9 – Financial instruments.

The following is the movement of this non-derivative hedging instrument:

(US$Million)	2022	2021
Hedging instrument at the beginning of the period	4,972	1,300
Reassignment of hedging instruments	1,879	675
Realization of exports	(1,879)	(675)
Designation of new coverage	600	3,672
Hedging instrument at the end of the period	5,572	4,972

The following is the movement in other comprehensive income for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Opening balance	(945,250)	(136,473)	(135,751)
Exchange difference	(4,317,263)	(1,533,743)	(201,967)
Reclassification to profit or loss	1,143,287	249,978	193,374
Ineffectiveness	6,625	24,496	9,779
Deferred income tax	1,638,602	450,492	(1,908)
Closing balance	(2,473,999)	(945,250)	(136,473)

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2023	1,910,677	(887,863)	1,022,814
2024	884,199	(410,875)	473,324
2025	878,587	(408,267)	470,320
2026	864,459	(401,702)	462,757
2027	26,104	(12,130)	13,974
2028	25,561	(11,878)	13,683
2029	24,526	(11,397)	13,129
2030	7,468	(3,470)	3,998
	4,621,581	(2,147,582)	2,473,999

30.4Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Business Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Business Group’s U.S. dollar denominated debt as the hedging instrument.

Ecopetrol Business Group designated as the hedged item the net investments in Oleoducto Central S.A. (Ocensa), Ecopetrol América LLC., Hocol Petroleum Ltd, (HPL) and Refinería de Cartagena S.A.S. (Reficar) and as a hedging instrument a portion of its debt denominated in US dollars, in a total amount equivalent to USD$5,200 million.

During 2019 and 2020 Ecopetrol S.A. expanded this hedge to include investments in Ecopetrol Permian LLC and Ecopetrol Brazil in the designation. At the close of December 31, 2020, the amount of the hedge amounted to USD$7,249 million.

During 2021 Ecopetrol Business Group expanded this hedge for USD$1,229 million to add a greater amount of designation for Refinería de Cartagena. In 2021, also capital payments of USD$270 million were made (June USD$163 and December USD$107 million). The total hedged balance as of December 31, 2021, is USD$8,208 million.

During 2022, an expansion for USD$750 million was carried out to add a greater amount in Permian and principal payments of the debt for USD$325 million were made. The total balance covered as of December 31, 2022, is USD$8,633 million.

Additionally, ISA Colombia made a net investment hedge on the investments in the companies REP, ISA Perú, CTM and PDI for a value of USD$307 million. The hedging instrument corresponds to a green international bond issued on November 26, 2021.

The following is the movement in other comprehensive income attributable to owners of parent for the years ended December 31:

	2022	2021	2020
Opening balance	4,366,336	1,494,926	1,130,583
Exchange difference	7,526,124	4,579,758	520,490
Deferred income tax	(2,538,389)	(1,708,348)	(156,147)
Closing balance	9,354,071	4,366,336	1,494,926

30.5Hedging with financial derivatives

The ISA Group has hedges with derivative financial instruments – CCS (Cross Currency Swaps) and IRS (Interest Rate Swap) to hedge exchange rates. These hedges are recognized as cash flow hedges.

Company	Derivative instrument	2022	2021
Red de Energía del Perú (1)	Cross currency swap	48,195	106,333
Intervial Chile (2)	Cross currency swap	77,229	30,769
Ruta del Maipo (3)	Cross currency swap	—	11,042
		125,424	148,144
(1)

The company designated these derivative instruments as cash flow hedges, to mitigate exposure to exchange rate volatility of interest payments in Peruvian sol of the First Issue Series A and First Issue Series B of the Third Corporate Bond Program, considering that its functional currency is the US dollar.

(2)	In 2021, a UF currency hedging operation was subscribed as a debt strategy in Chilean pesos.
(3)

The subsidiary has a cross currency swap as a hedging instrument, the purpose of which is to reduce exposure to changes in future cash flows due to changes in the exchange rate that affect the bond held by the entity in US dollars and the UF variation due to future flows from toll collections.

30.6Commodity price risk

The price risk of raw materials is associated with Ecopetrol Business Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Business Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

Ecopetrol Business Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management:

●

The main purpose of the strategic hedging program is to protect the separate and consolidated financial statements against the volatility of market variables in each period, protect income and thus cash flow. During 2022, a hedging plan was executed to protect the box against low price scenarios below the budget base price, in this sense, put options were purchased. As of December 31, 2022, there was no balance of these financial instruments on the balance sheet.

●

On the other hand, tactical hedges allow capturing value in trading operations and Asset Backed Trading (ABT), mitigating the market risk of specific operations. In the trading activity, the commitments in spot and forward physical contracts imply an exposure to commodity price risk, particularly the risk associated with the volatility of the price of crude oil and refined products. Although said exposure is part of the natural risk of the production, refining and marketing activity carried out by the Business group, sometimes marketing, to maximize value capture, can concentrate risk exposure in terms of term and/or or indicator that differs from the Company’s natural price risk profile. As of the date of this report, Ecopetrol S.A. recognizes a total net liability position in Swaps for $28,519 (2021: liability $34,395) and Ecopetrol Trading Asia PTE. LTD a total active net position in Swaps for $6,544. The constitution of these operations with derivatives is recognized under cash flow hedge accounting.

30.7	Credit risk

Credit risk is the risk that the Ecopetrol Business Group may suffer financial losses because of default of: (a) payments by its clients for the sale of crude oil, gas, products, or services; (b) financial institutions in which it keeps investments, or (c) by counterparties with which it has contracted financial instruments.

Credit risk related to customers

In the selling process of crude oil, gas, refined products and petrochemicals, transport services, energy transmission, roads and telecommunications, the Ecopetrol Business Group may be exposed to credit risk if customers fail to fulfill their payment obligations. The Ecopetrol Business Group’s risk management strategy has designed mechanisms and procedures that aim to minimize such events, thus safeguarding the Ecopetrol Business Group’s cash flow.

The Ecopetrol Business Group performs a continuous analysis of the financial strength of its counterparties, by classifying them according to their risk level and financial guarantees in the event of a default of payments. Similarly, the Ecopetrol Business Group continuously monitors national and international market conditions for early alerts of major changes that may have an impact on the timely payment of obligations from customers.

For the receivables that are considered exposed to credit risk, Ecopetrol Business Group make individual analysis of each customer’s situation to determine the value of impairment to recognize in financial statements. The Ecopetrol Business Group performs administrative and legal actions required to recover amounts past due and charges interest from customers that fail to comply with payment policies.

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2022, and 2021 is as follows:

	2022	2021
Less than 3 months overdue	171,896	332,249
Between 3 and 6 months overdue	67,985	7,103
More than 6 months overdue	456,046	4,418
	695,927	343,770

Credit risk in financial assets

Following the promulgation of Decree 1525 of 2008, which provides general rules on investments for public entities, Ecopetrol’s management established guidelines for its investment portfolios. These guidelines determine that investments in Ecopetrol’s U.S. dollar portfolios are generally limited to investments of cash excess in fixed–income securities issued by entities rated A or higher in the long term and A1/P1/F1 or higher in the short term (international scale) by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings.

In addition, Ecopetrol Business Group may also invest in securities issued or guaranteed by the United States of America or Colombia governments, without regard to the ratings assigned to such securities. In Ecopetrol’s Colombian Peso portfolio, it must invest the cash excess in fixed–income securities of issuers rated AAA in the long term, and F1+/BRC1+ in the short term (local scale) by Fitch Ratings Colombia or BRC Standard & Poor’s. Likewise, the Company may also invest in securities issued or guaranteed by the National Government of Colombia without qualification restrictions.

To diversify the risk in the Colombian Peso portfolio, Ecopetrol Business Group does not invest more than 10% of the cash excess in one specific issuer. In the case of the U.S. dollar portfolio, Ecopetrol Business Group does not invest more than 5% of the cash excess in one specific issuer in the short term (up to one year), or 1% in the long term.

The credit rating of issuers and counterparties in transactions involving financial instruments is disclosed in Note 6 – Cash and cash equivalents, Note 9 – Other financial assets and Note 22.2 – Plan assets.

30.8	Interest rate risk

Interest rate risk arises from Ecopetrol’s exposure to changes in interest rates because the Ecopetrol Business Group has investments in fixed and floating–rate instruments and has issued floating rate debt linked to LIBOR, DTF, and CPI interest rates. Thus, interest rate volatility may affect the fair value and cash flows of the Ecopetrol Business Group’s investments and the financial expense of floating rate loans and financing.

As of December 31, 2022, 26.4% (2021, 25.7% and 2020, 16%) of the Ecopetrol Business Group’s indebtedness is linked to floating interest rates. As a result, if market interest rates rise, financing expenses will increase, which could have an adverse effect on the results of operations.

Ecopetrol Business Group controls the exposure to interest rate risk by establishing limits to the portfolio duration, Value at Risk – VAR and tracking error.

Autonomous equities linked to Ecopetrol Business Group’s pension obligations are also exposed to changes in interest rate, as they include fixed and floating rate instruments that are recognized according to the mark to market. Colombian regulation for pension funds, as stipulated in the Decree 941 of 2002 and Decree 1861 of 2012, indicates that they must follow the same regime as the regular obligatory pension funds in their moderate portfolio.

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(57,833)	842,534	(346,784)
–100 basis points	57,833	(887,053)	352,209

(*)This sensitivity was executed for portfolios of Ecopetrol S.A. and Black Gold Re. These are the most relevant of the Ecopetrol Business Group.

A sensitivity analysis of discount rates on pension plan assets and liabilities is disclosed in Note 22 – Provisions for employees’ benefits.

30.9Liquidity risk

The ability to access credit and capital markets to obtain resources for the investment plan execution for Ecopetrol Business Group may be limited due to adverse changes in market conditions. A global financial crisis could worsen risk perception in emerging markets.

Events that could affect the political and regional environment of Colombia may make it difficult for our subsidiaries to access the capital markets. These conditions, together with potential significant losses in the financial services sector and changes in credit risk assessments, may make it difficult to obtain resources on favorable terms. As a result, the Ecopetrol Business Group may be forced to review the conditions of the investment plan, or access financial markets under unfavorable terms, thereby negatively affecting the Ecopetrol Business Group’s results of operations and financial results.

Liquidity risk is managed in accordance with the Ecopetrol Business Group’s policies aimed at ensuring that enough cash flows to comply with the Ecopetrol Business Group’s financial commitments within the established dates and with no additional costs. The main method for the measurement and monitoring of liquidity is cash flow forecasting.

The following is a summary of the maturity of financial liabilities as of December 31, 2022. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$4,810.20 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	22,915,877	58,620,843	39,406,585	49,615,059	170,558,364
Trade and other payables	19,937,704	62,647	—	—	20,000,351
	42,853,581	58,683,490	39,406,585	49,615,059	190,558,715

30.10Risk and opportunities related to climate

Ecopetrol Business Group made progress in the process of identifying and assessing physical and transition climate risks, considering short, medium, and long-term climate scenarios. Physical and transition risks are often seen as opposites. The greatest transition risks are associated with more aggressive reduction policies, while physical risks increase due to extreme weather events in lax policy scenarios that deviate from the objectives of the Paris Agreement. The IEA (International Energy Agency), the IPCC (Intergovernmental Panel on Climate Change) and the SSP (Shared Socio-economic Pathway) have developed multiple future climate scenarios that capture a series of policy decisions and climate outcomes.

●

Physical risks: related to the Business Group’s exposure and vulnerability to the impacts of climate change and climate variability, which could affect the availability of water and increase the exposure of assets to possible damages and operational disruptions.

o

For the case of Ecopetrol S.A., the Company executed the analysis and the identification of seven (7) physical risks related to chronic threats (drought and thermal stress) and acute threats (precipitation, coastal flooding, fluvial flooding, fires, and winds) at 95 points associated with the company’s main assets. The modeling was carried out through Cervest's EarthScan platform, using the following IPCC scenarios: (i) scenario aligned with the objective of the Paris Agreement (SSP1-RCP2.6), (ii) scenario peak emissions in 2040 (SSP2- RCP4.5), and (iii) business as usual scenario (SSP5- RCP8.5). EarthScan uses regional climate models with diverse data sets to analyze the physical vulnerability of assets, relative to the potential impact of climate hazards. The probability and severity of climatic events are estimated up to 2100.

o

Ecopetrol S.A. also has an analysis of vulnerability for climate variability scenarios associated with the “El Niño” phenomena and its opposite phase “La Niña”. The frequency and intensity of these phenomena have been increasing in Colombia.

●	Transition risk: related to the challenges that the company has identified to move towards a low-carbon, sustainable and competitive operation. The following are the identified risks:
o

Regulatory risk, associated with regulatory changes that may directly affect the Business Group in the short and medium term. Among the regulatory changes, the following can be highlighted: (i) new information requirements for the application or modification of current and future licenses (GHG emissions, vulnerability and climate risks analysis, adaptation measures, among others), of which Ecopetrol Business Group could not have the information available, (ii) new regulations for the detection and repair of leaks, flaring, and venting of gas, (iii) disclosure requirements on environmental and social matters by the Financial Superintendence of Colombia, (iv) greater limitations on the use of offsetting to meet decarbonization goals, among others.

o	Legal risk, associated with the negative reactions and lawsuits against the climate action of the company.
o	Risk of assets trapped in the traditional business of hydrocarbon production, transportation, and refining, considering factors such as fuel demand prospects and asset profit horizons.
o

Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for Ecopetrol Business Group of not being able to meet market demand and of not advancing effectively in the development of these products and the impact in the costs due to the change in carbon prices.

o

Reputational risk, associated with the impossibility of responding in a timely way to the expectations and demand of investors and other interest groups to establish ambitious objectives regarding climate change, which would affect the image of Ecopetrol Business Group.

o	Technological risk, associated with the negative effects on the profitability of the business if there is no preparation and capacity to adapt to new technologies because of the transition process.

Ecopetrol S.A. defined a modeling exercise that prioritized market and regulatory risk, for the upstream segment, using the following analysis routes: (i) quantification of the impact on revenues derived from a changing demand for hydrocarbons, (ii) quantification of the impact in costs due to changes in carbon prices, and (iii) quantification of the financial repercussions derived from higher abatement costs associated with limitations on the use of offsets. The model used the International Energy Agency WEO 2022 scenarios: (i) Net Zero Emissions (NZE), (ii) Announced Pledges Scenario (APS), and (iii) Stated Policies Scenario (STEPS). The portfolio's resilience was evaluated by comparing the net present value of future cash flows from the IEA scenarios with the net present value of Ecopetrol's base case. In both cases, the hypotheses associated with the analysis routes were applied. The foregoing will be subject to review and assessment to establish the potential impact on the financial and strategic planning of the company.

The opportunities derive from the analysis of risks associated with the climate, the review of the energy transition scenarios, the implementation of the decarbonization plan and the alignment with the 2040 strategy. Opportunities have been identified related to the diversification of the traditional business, the incorporation into the portfolio of sustainable and low-emission businesses, the diversification in energy power and infrastructure markets, and the strengthening of energy efficiency and renewable energies.

30.11Capital management

The main objective of the capital management of the Ecopetrol Business Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financial needs.

The following is the leverage ratio as of December 31:

	2022	2021
Loans and borrowings (Note 20)	115,134,839	95,060,928
Cash and cash equivalents (Note 6)	(15,401,058)	(14,549,906)
Other financial assets (Note 9)	(2,725,871)	(2,934,734)
Net financial debt	97,007,910	77,576,288
Equity (Note 24)	113,903,089	90,583,772
Leverage (1)	45.99%	46.13%

(1)Net financial debt / (Net financial debt + Equity)